Regulatory Capital Requirements (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2012 MUFG, BTMU And MUTB [Member]	Mar. 31, 2012 MUMSS And Other Securities Subsidiaries [Member]	Mar. 31, 2012 MUMMS [Member]	Mar. 31, 2011 MUMMS [Member]	Dec. 31, 2011 Union Bank, N.A. [Member]		Dec. 31, 2010 Union Bank, N.A. [Member]		Mar. 31, 2011 As Previously Reported [Member] MUMMS [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum capital ratio required under the capital adequacy guidelines applicable to Japanese banking institutions with international operations conducted by foreign offices	8.00%	8.00%
Tier II capital factor, maximum percentage of general reserve for credit losses out of risk-weighted assets	1.25%
Tier II capital factor, percentage of the unrealized gains on investment securities available for sale	45.00%
Tier II capital factor, percentage of the land revaluation excess	45.00%
Tier II capital factor, maximum percentage of the balance of perpetual subordinated debt and the balance of subordinated term debt with an original maturity of over five years subject to some limitations, out of Tier I capital	50.00%
Minimum percentage of capital base that must be maintained in the form of Tier I Capital	50.00%
Minimum capital ratio required under the capital adequacy guidelines applicable to Japanese banking institutions without international operations conducted by foreign offices	4.00%
Minimum capital ratio required by financial instruments firm to maintain under the Financial Instruments and Exchange Law and related ordinance			120.00%
Minimum capital ratio required by financial instruments firm which calls for regulatory reporting			140.00%
Minimum capital ratio required by financial instruments firm which may lead to a suspension of all or part of the business for a period of time and cancellation of a registration			100.00%
Amount of capital accounts less certain fixed assets				¥ 387,677	¥ 250,421
Percentage of capital accounts to the total amounts equivalent to market, counterparty credit and operations risks				328.60%	219.30%					219.40%
A minimum total risk based capital ratio to be categorized as "well capitalized"						10.00%		10.00%
Tier 1 risk-based capital ratio to be categorized as "well capitalized"						6.00%		6.00%
Tier 1 leverage ratio to be categorized as "well capitalized"						5.00%	[1]	5.00%	[1]

[1]	Excludes certain intangible assets.